Variable interest entities (VIE) - Consolidated (Details 8) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	SFr 112,000	SFr 90,521	SFr 102,358	SFr 78,000
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	122,436	123,436
Trading assets	177,733	191,096
Investment securities	2,236	2,698
Other investments	5,885	6,787
Net loans	256,513	254,915
Premises and equipment	4,496	4,439
Other assets	46,189	57,910
of which loans held-for-sale	12,782	25,839
Customer deposits	336,063	331,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,499	46,598
Trading liabilities	51,692	49,054
Short-term borrowings	11,178	8,657
Long-term debt	194,603	192,094
Other liabilities	39,336	41,715
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	489	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53
Trading assets	3,475	2,372
Investment securities	544	1,009
Other investments	1,955	1,986
Net loans	360	1,312
Premises and equipment	256	299
Other assets	2,501	14,450
of which loans held-for-sale	251	11,275
Total assets of consolidated VIEs	9,580	23,174
Customer deposits	0	0
Trading liabilities	137	27
Short-term borrowings	1	81
Long-term debt	1,780	14,826
Other liabilities	239	835
Total liabilities of consolidated VIEs	2,157	15,769
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	54	1,351
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	0	283
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	0	10,839
of which loans held-for-sale	0	10,790
Total assets of consolidated VIEs	54	12,473
Trading liabilities	0	8
Short-term borrowings	0	0
Long-term debt	68	12,428
Other liabilities	0	51
Total liabilities of consolidated VIEs	68	12,487
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	99	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		53
Trading assets	0	49
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	0	123
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	99	225
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	0	3
Total liabilities of consolidated VIEs	0	3
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	88	21
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	88	0
Investment securities	544	1,009
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Other assets	1,230	1,671
of which loans held-for-sale	240	469
Total assets of consolidated VIEs	1,950	2,701
Trading liabilities	0	0
Short-term borrowings	0	81
Long-term debt	1,490	2,128
Other liabilities	1	3
Total liabilities of consolidated VIEs	1,491	2,212
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	151	9
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	928	941
Investment securities	0	0
Other investments	118	0
Net loans	0	0
Premises and equipment	0	0
Other assets	37	0
of which loans held-for-sale	0	0
Total assets of consolidated VIEs	1,234	950
Trading liabilities	119	0
Short-term borrowings	1	0
Long-term debt	81	125
Other liabilities	20	1
Total liabilities of consolidated VIEs	221	126
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	85	93
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	1,080	1,001
Investment securities	0	0
Other investments	1,534	1,553
Net loans	29	27
Premises and equipment	256	299
Other assets	85	82
of which loans held-for-sale	10	16
Total assets of consolidated VIEs	3,069	3,055
Trading liabilities	18	18
Short-term borrowings	0	0
Long-term debt	138	136
Other liabilities	139	134
Total liabilities of consolidated VIEs	295	288
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	12	219
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0
Trading assets	1,379	98
Investment securities	0	0
Other investments	303	433
Net loans	331	1,285
Premises and equipment	0	0
Other assets	1,149	1,735
of which loans held-for-sale	1	0
Total assets of consolidated VIEs	3,174	3,770
Trading liabilities	0	1
Short-term borrowings	0	0
Long-term debt	3	9
Other liabilities	79	643
Total liabilities of consolidated VIEs	SFr 82	SFr 653